Summary of significant accounting policies - Performance Obligations and Exchange Rates (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 item	Dec. 31, 2018 $ / € item	Dec. 31, 2018 ₨ / € item	Dec. 31, 2018 £ / € item	Dec. 31, 2018 ¥ / € item	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 $ / € item	Dec. 31, 2017 ₨ / € item	Dec. 31, 2017 £ / € item	Dec. 31, 2017 ¥ / € item	Dec. 31, 2016 $ / € item	Dec. 31, 2016 ₨ / € item	Dec. 31, 2016 £ / € item	Dec. 31, 2016 ¥ / € item	Dec. 31, 2018 $ / €	Dec. 31, 2018 ₨ / €	Dec. 31, 2018 £ / €	Dec. 31, 2018 ¥ / €	Dec. 31, 2017 $ / €	Dec. 31, 2017 ₨ / €	Dec. 31, 2017 £ / €	Dec. 31, 2017 ¥ / €
Significant accounting policies
Standard warranty period	1 year
Recognition of performance obligations | €						€ 0.1
Number of leased printers | item	2	2	2	2	2	2	1	1	1	1	5	5	5	5
Foreign exchange rates
Average foreign exchange rate		1.1810	80.7332	0.8847	7.8081		1.1297	73.5324	0.8767	7.6290	1.1069	74.3717	0.8195	7.3522
Closing foreign exchange rate															1.1450	79.7298	0.8945	7.8751	1.1993	76.6055	0.8872	7.8044
Minimum
Significant accounting policies
Operating period for 3D printer in Services segment	1 year 6 months
Maximum
Significant accounting policies
Operating period for 3D printer in Services segment	2 years 6 months